Mortgage Debt (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Mortgage Debt

NOTE 3: MORTGAGE DEBT

Each of the Properties is encumbered by a first mortgage held by RAIT. A summary of each mortgage, as of March 31, 2011 and as of December 31, 2010, is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$13,666,778	7.00%	February 15, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Cumberland Glen Apartments	13,536,085	7.00%	February 28, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Copper Mill Apartments	14,709,492	7.00%	February 15, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Heritage Trace Apartments	11,026,582	7.00%	February 14, 2012	Interest only is payable monthly at a rate of 5.875% through the loan's maturity date. Interest accrues at a fixed rate of 7.00%.

Belle Creek Apartments	15,224,074	5.00%	November 1, 2015	Interest payments are required monthly in an amount equal to the excess cash flow of the property, up to the interest due at the fixed rate of 5%. Interest accrues monthly at a fixed rate of 5.00%.

Tresa at Arrowhead	36,675,000	5.00%	December 7, 2013	Floating rate; interest only is payable monthly at a rate of 400 basis points over LIBOR (effective rate of 4.26%), subject to a 5.00% floor.